Related Party Transactions (Notes)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

	Years Ended December 31,
(In millions)	2017	2016	2015
Transactions with Sponsors and their affiliates
Reimbursements and expenses	$34	$6	$20
Expenses paid to Sponsors’ portfolio companies	3	2	3
Transactions with Horseshoe Baltimore
Management fees	3	—	—
Reimbursements and allocated expenses	16	—	—
Transactions with CEOC
Shared services allocated expenses to CEOC	312	368	355
Shared services allocated expenses from CEOC	71	148	117
Management fees incurred	33	45	40
Octavius Tower lease revenue	26	35	34
Other expenses incurred	9	14	12

Transactions with Sponsors and their Affiliates
On the Effective Date, we entered into a “Termination Agreement” with the Sponsors and their affiliates, pursuant to which certain agreements terminated. Among the agreements that terminated was the services agreement relating to the provision of financial and strategic advisory services and consulting services. The Sponsors had granted an ongoing waiver of the monitoring fees for management services; however, we reimbursed the Sponsors for expenses they incurred related to these management services and certain legal expenses. The reimbursed expenses are included in Corporate expense in the Statements of Operations and are included in the table above.
Sponsors’ Portfolio Companies
We have entered into agreements with a number of companies that are portfolio companies of our former Sponsors. The following are the Sponsor portfolio companies with which we have business relationships:

•	XOJet, Inc. - provides access to aircraft at contractually agreed upon hourly rates.

•	SunGard Availability Service LP - provides enterprise cloud services and solutions for managed information technology.

•	Sabre, Inc. - provides technology to assist our customers with booking hotel rooms.

•	Avaya Inc. - supplies technology products and services and related software licenses and support.

•
Norwegian Cruise Line Holdings Ltd. (“NCL”) - a cruise ship operations company with which we have a marketing agreement pursuant to which, among other things, NCL pays Caesars Entertainment a percentage of its gaming revenue.

•	Classic Party Rentals - provides party rental supplies.

•	Creative Artists Agency LLC - we have entered into multiple entertainment agreements in connection with artists’ performances at Caesars’ properties.

•	Fleet Pride, Inc. - provides aftermarket heavy-duty truck and trailer parts.

•	Sutherland Global Services - technology and analytics enabled business process enterprise that provides end-to-end business process transformation.

•	Sbarro, LLC - pizzeria chain that specializes in New York style pizza by the slice and other Italian-American cuisine.

•	Protection One - full service security provider.

•	ADT Security Services, Inc. - provides electronic security, fire protection, and other related alarm monitoring services.

•	AGS, LLC - a full-service designer and manufacturer of gaming products for the casino floor.

•	Novitex - a comprehensive, end-to-end document management company.
Amounts paid to the Sponsors’ portfolio companies are included in the table above and we believe such transactions are conducted at fair value.
In addition, certain entities affiliated with or under the control of the Sponsors may from time to time transact in and hold our debt securities, and participate in any modifications of such instruments on terms available to any other holder of our debt.
Transactions with Horseshoe Baltimore
As described in Note 2, upon our deconsolidation of Horseshoe Baltimore effective August 31, 2017, Horseshoe Baltimore, which remains 41% owned by us, is now held as an equity method investment and considered to be a related party. These related party transactions include items such as casino management fees, reimbursement of various costs incurred by CEOC LLC on behalf of Horseshoe Baltimore, and the allocation of other general corporate expenses. A summary of the transactions with Horseshoe Baltimore subsequent to the deconsolidation is provided in the table above.
Transactions with CEOC
As described in Note 1 and Note 2, upon its filing for reorganization under Chapter 11 of the Bankruptcy Code and its subsequent deconsolidation, transactions with CEOC were no longer eliminated in consolidation and were considered related party transactions for Caesars. A summary of these transactions is provided in the table above. However, subsequent to CEOC’s emergence on the Effective Date, CEOC’s successor OpCo immediately merged with and into CEOC LLC, which is a wholly owned subsidiary of CEC, and therefore will no longer be treated as a related party going forward. The following activities, to the extent that they continued subsequent to the Effective Date, are eliminated in consolidation from that point forward.
CEOC Shared Services Agreement
Pursuant to a shared services agreement, CEOC provided Caesars with certain corporate and administrative services, and the costs of these services were allocated to Caesars. Certain services are now provided by CES (see Note 2).
Prior to the deconsolidation of CEOC, we were self-insured for employee medical (health, dental, and vision) and risk products, including workers compensation and surety bonds, and our insurance claims and reserves included accruals of estimated settlements for known claims, as well as accruals of actuarial estimates of incurred but not reported claims.
Caesars Entertainment provided insurance coverage to CEOC and received insurance premiums on an installment basis, which were intended to cover claims processed on CEOC’s behalf. We prepaid CEOC for estimated employee medical insurance claims.
Services Joint Venture
CES provides certain corporate and administrative services to its members, and the costs of these services were allocated among the members. CES allocates costs included amounts for insurance coverage.
Management Fees
CGP pays a management fee to CEOC for the CGP properties that are managed by CEOC or CES.
Octavius Tower Lease Agreement
Under the Octavius Tower lease agreement, CEOC LLC leases the Octavius Tower at Caesars Palace for $35 million annually. CRC owns Octavius Tower.
LINQ Access and Parking Easement Lease Agreement
Under the LINQ Access and Parking Easement lease agreement, CEOC leased the parking lot behind The LINQ Promenade and The LINQ Hotel & Casino to CERP and CGP. Together, CERP and CGP paid approximately $2 million annually. Amounts are included within other expenses incurred in the table above. The parking lot was sold to VICI upon CEOC’s emergence from bankruptcy but was partially repurchased by CRC as part of the purchase of the Eastside Land described in Note 1 with the other portion still owned by VICI and subject to the CEOC LLC Leases.
Service Provider Fee
CEOC, CERP and CGP had a shared services agreement under which CERP and CGP paid for certain indirect corporate support costs. Amounts are included within other expenses incurred in the table above.
Cross Marketing and Trademark License Agreement
CIE and CEOC have a Cross Marketing and Trademark License Agreement. The agreement granted CIE the exclusive right to use various brands of Caesars Entertainment in connection with social and mobile games and online real money gaming in exchange for a 3% royalty. This agreement also provides for cross marketing and promotional activities between CIE and CEOC, including participation by CIE in Caesars’ Total Rewards customer loyalty program. CEOC also receives a revenue share from CIE for customer referrals. Amounts are included within other expenses incurred in the table above.
CIE and Playtika, formerly a wholly owned subsidiary of CIE and now a wholly owned subsidiary of the buyer of the SMG Business, executed a separate sub-license agreement extending certain same rights and obligations of both parties beyond the sale through December 31, 2026.
Equity Incentive Awards
Caesars maintained an equity incentive awards plan under which CEC issued time-based and performance-based stock options, restricted stock units and restricted stock awards to CEOC employees. Although awards under the plan resulted in the issuance of shares of CEC common stock, because CEOC was no longer a consolidated subsidiary of CEC, we accounted for these awards as nonemployee awards subsequent to the date of deconsolidation.
Employee Benefit Plans
CEC maintains a defined contribution savings and retirement plan in which employees of specified CEC subsidiaries may participate. The plan provides for, among other things, pre-tax, Roth and after-tax contributions by employees. The plan also provides for employer matching contributions. Under the plan, participating employees may elect to contribute a percentage of their eligible earnings (subject to certain IRS and plan limits). See Note 16 for more information on the savings and retirement plan. In addition, employees subject to certain collective bargaining agreements receive benefits through the multi-employer retirement plans sponsored by the organization in which they are a member. The expenses related to contributions for a participant in the CEC plan or a multi-employer plan are allocated to the properties at which the participant is employed.
Total Rewards
Until the Effective Date, the total estimated cost for Total Rewards was accrued by CEOC; on the Effective Date, administration of Total Rewards was transferred from CEOC LLC to CES as an equity contribution.
Due from/to Affiliates
As of December 31, 2016, amounts due to or from affiliates for each counterparty represented the net receivable or payable as of the end of the reporting period primarily resulting from the transactions described above and were settled on a net basis by each counterparty in accordance with the legal and contractual restrictions governing transactions by and among Caesars’ consolidated entities and CEOC. The amount due from CEOC represented the maximum exposure to loss as a result of Caesars’ involvement with CEOC, and the amount was reported net of an allowance for doubtful accounts of $12 million as of December 31, 2016.
As of December 31, 2017, Due from affiliates, net was $11 million, which represented transactions with Horseshoe Baltimore.
As of December 31, 2016, Due from affiliates, net was $70 million and represented a receivable due to CES from CEOC for shared services performed on behalf of CEOC. As of December 31, 2016, Due to affiliates, net was $66 million and represented a payable due to CEOC primarily from CGP for shared services performed on their behalf.